Contingencies	6 Months Ended
Jun. 30, 2021
Loss Contingency [Abstract]
Contingencies

7. Contingencies

In the normal course of business, NextNav may be involved in lawsuits, claims, and administrative proceedings. Management believes any liability or loss associated with such matters, either individually or in the aggregate, will not materially affect NextNav’s consolidated results of operations or financial position. In the course of the Company’s business it may be involved in litigation and legal matters.